SUPPLEMENTAL GUARANTOR INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUPPLEMENTAL GUARANTOR INFORMATION

13.     SUPPLEMENTAL GUARANTOR INFORMATION

The following schedules present condensed consolidating financial information of the Company as of December 31, 2012 and March 31, 2013 and for the three months ended March 31, 2012 and 2013 for (a) Neustar, Inc., the parent company; (b) certain wholly-owned domestic subsidiaries (collectively, the Subsidiary Guarantors); and (c) certain wholly-owned domestic and foreign subsidiaries of the Company (collectively, the Non-Guarantor Subsidiaries). Investments in subsidiaries are accounted for using the equity method; accordingly, entries necessary to consolidate the parent company and all of the guarantor and non-guarantor subsidiaries are reflected in the eliminations column. Intercompany amounts that will not be settled between entities are treated as contributions or distributions for purposes of these consolidated financial statements. The guarantees, as outlined in Note 6, are full and unconditional and joint and several.

CONDENSED CONSOLIDATED BALANCE SHEET

DECEMBER 31, 2012

(in thousands)

	NeuStar,Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

ASSETS
Current assets:
Cash and cash equivalents	$330,849	$5,372	$4,034	$—	$340,255
Restricted cash	1,481	845	217	—	2,543
Short-term investments	3,666	—	—	—	3,666
Accounts receivable, net	75,849	54,599	1,357	—	131,805
Unbilled receivables	1,221	5,030	121	—	6,372
Notes receivable	2,740	—	—	—	2,740
Prepaid expenses and other current assets	14,306	3,057	344	—	17,707
Deferred costs	6,989	296	94	—	7,379
Income taxes receivable	7,043	—	—	(447)	6,596
Deferred tax assets	3,278	4,020	—	(605)	6,693
Intercompany receivable	16,856	—	—	(16,856)	—

Total current assets	464,278	73,219	6,167	(17,908)	525,756

Property and equipment, net	92,183	26,303	27	—	118,513
Goodwill	80,911	467,538	23,729	—	572,178
Intangible assets, net	18,025	270,462	—	—	288,487
Notes receivable, long-term	1,008	—	—	—	1,008
Deferred costs, long-term	390	312	—	—	702
Net investments in subsidiaries	703,394	—	—	(703,394)	—
Deferred tax assets, long-term	—	—	710	(710)	—
Other assets, long-term	19,834	236	10	—	20,080

Total assets	$1,380,023	$838,070	$30,643	$(722,012)	$1,526,724

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$6,117	$2,819	$333	$—	$9,269
Accrued expenses	65,956	17,382	2,086	—	85,424
Income taxes payable	—	—	447	(447)	—
Deferred revenue	29,031	18,473	1,566	—	49,070
Notes payable	8,125	—	—	—	8,125
Capital lease obligations	1,686	—	—	—	1,686
Deferred tax liabilities	—	—	605	(605)	—
Other liabilities	2,288	1,432	136		3,856
Intercompany payable	—	115	16,741	(16,856)	—

Total current liabilities	113,203	40,221	21,914	(17,908)	157,430

Deferred revenue, long-term	9,234	688	—	—	9,922
Notes payable, long-term	576,688	—	—	—	576,688
Capital lease obligations, long-term	817	—	—	—	817
Deferred tax liabilities, long-term	17,448	97,392	—	(710)	114,130
Other liabilities, long-term	14,772	6,357	—	—	21,129

Total liabilities	732,162	144,658	21,914	(18,618)	880,116
Total stockholders’ equity	647,861	693,412	8,729	(703,394)	646,608

Total liabilities and stockholders’ equity	$1,380,023	$838,070	$30,643	$(722,012)	$1,526,724

CONDENSED CONSOLIDATED BALANCE SHEET

MARCH 31, 2013

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

ASSETS
Current assets:
Cash and cash equivalents	$372,074	$817	$3,784	$—	$376,675
Restricted cash	1,481	845	223	—	2,549
Short-term investments	1,564	—	—	—	1,564
Accounts receivable, net	89,160	53,274	1,885	—	144,319
Unbilled receivables	1,200	5,240	172	—	6,612
Notes receivable	2,619	—	—	—	2,619
Prepaid expenses and other current assets	15,528	4,362	454	—	20,344
Deferred costs	6,916	280	95	—	7,291
Deferred tax assets	4,945	3,716	—	(164)	8,497
Intercompany receivable	12,714	—	—	(12,714)	—

Total current assets	508,201	68,534	6,613	(12,878)	570,470

Property and equipment, net	90,071	23,627	25	—	113,723
Goodwill	80,911	467,539	23,728	—	572,178
Intangible assets, net	17,413	258,702	—	—	276,115
Notes receivable, long-term	406	—	—	—	406
Deferred costs, long-term	340	260	—	—	600
Net investments in subsidiaries	704,039	—	—	(704,039)	—
Deferred tax assets, long-term	—	—	2,115	(2,115)	—
Other assets, long-term	26,813	158	8	—	26,979

Total assets	$1,428,194	$818,820	$32,489	$(719,032)	$1,560,471

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$1,998	$554	$374	$—	$2,926
Accrued expenses	46,635	11,825	1,307	—	59,767
Income taxes payable	5,026	630	511	—	6,167
Deferred revenue	28,925	18,201	1,261	—	48,387
Notes payable	7,971	—	—	—	7,971
Capital lease obligations	1,105	—	—	—	1,105
Deferred tax liabilities	—	—	164	(164)	—
Other liabilities	1,555	1,245	44	—	2,844
Intercompany payable	—	—	12,714	(12,714)	—

Total current liabilities	93,215	32,455	16,375	(12,878)	129,167

Deferred revenue, long-term	9,291	770	—	—	10,061
Notes payable, long-term	614,271	—	—	—	614,271
Capital lease obligations, long-term	422	—	—	—	422
Deferred tax liabilities, long-term	27,067	92,535	—	(2,115)	117,487
Other liabilities, long-term	15,326	6,266	—	—	21,592

Total liabilities	759,592	132,026	16,375	(14,993)	893,000
Total stockholders’ equity	668,602	686,794	16,114	(704,039)	667,471

Total liabilities and stockholders’ equity	$1,428,194	$818,820	$32,489	$(719,032)	$1,560,471

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS

THREE MONTHS ENDED MARCH 31, 2012

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:	$140,800	$56,815	$2,721	$(754)	$199,582

Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	35,679	7,356	2,342	(479)	44,898
Sales and marketing	17,470	19,855	1,179	(151)	38,353
Research and development	4,383	3,162	179	—	7,724
General and administrative	17,540	3,909	(332)	(124)	20,993
Depreciation and amortization	8,231	14,460	15	—	22,706
Restructuring charges (recoveries)	656	—	(134)	—	522

	83,959	48,742	3,249	(754)	135,196

Income (loss) from operations	56,841	8,073	(528)	—	64,386
Other (expense) income:
Interest and other expense	(8,447)	30	224	—	(8,193)
Interest and other income	264	16	(51)	—	229

Income (loss) before income taxes and equity income (loss) in consolidated subsidiaries	48,658	8,119	(355)	—	56,422
Provision for income taxes	19,313	2,790	357	—	22,460

Income (loss) before equity income (loss) in consolidated subsidiaries	29,345	5,329	(712)	—	33,962
Equity income (loss) in consolidated subsidiaries	4,617	(304)	—	(4,313)	—

Net income (loss)	$33,962	$5,025	$(712)	$(4,313)	$33,962

Comprehensive income (loss)	$33,947	$5,025	$(916)	$(4,313)	$33,743

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS

THREE MONTHS ENDED MARCH 31, 2013

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue:	$152,164	$62,136	$3,069	$(953)	$216,416

Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	40,421	9,214	428	(766)	49,297
Sales and marketing	18,032	23,042	1,212	(26)	42,260
Research and development	4,026	3,458	—	—	7,484
General and administrative	19,556	1,946	541	(161)	21,882
Depreciation and amortization	9,882	14,776	7	—	24,665
Restructuring charges	2	—	—	—	2

	91,919	52,436	2,188	(953)	145,590

Income from operations	60,245	9,700	881	—	70,826
Other (expense) income:
Interest and other expense	(17,558)	5	(9)	—	(17,562)
Interest and other income	136	1	4	—	141

Income before income taxes and equity income in consolidated subsidiaries	42,823	9,706	876	—	53,405
Provision for income taxes	14,938	4,538	165	—	19,641

Income before equity income in consolidated subsidiaries	27,885	5,168	711	—	33,764
Equity income in consolidated subsidiaries	5,878	312	—	(6,190)	—

Net income	$33,763	$5,480	$711	$(6,190)	$33,764

Comprehensive income	$33,694	$5,480	$749	$(6,190)	$33,733

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

THREE MONTHS ENDED MARCH 31, 2012

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by operating activities	$71,423	$6,860	$2,531	$(20,786)	$60,028
Investing activities:
Purchases of property and equipment	(7,794)	(1,853)	—	—	(9,647)
Sales and maturities of investments	1,403	—	—	—	1,403

Net cash used in investing activities	(6,391)	(1,853)	—	—	(8,244)
Financing activities:
Increase of restricted cash	—	—	(7)	—	(7)
Payments under notes payable obligations	(1,500)	—	—	—	(1,500)
Principal repayments on capital lease obligations	(900)	—	—	—	(900)
Proceeds from exercise of common stock options	32,084	—	—	—	32,084
Excess tax benefits from stock-based compensation	6,539	—	(6)	—	6,533
Repurchase of restricted stock awards	(8,913)	—	—	—	(8,913)
Repurchase of common stock	(23,837)	—	—	—	(23,837)
Distribution to parent	—	(18,348)	(2,438)	20,786	—

Net cash provided by (used in) financing activities	3,473	(18,348)	(2,451)	20,786	3,460
Effect of foreign exchange rates on cash and cash equivalents	(110)	—	(203)	—	(313)

Net increase (decrease) in cash and cash equivalents	68,395	(13,341)	(123)	—	54,931
Cash and cash equivalents at beginning of period	103,029	17,136	2,072	—	122,237

Cash and cash equivalents at end of period	$171,424	$3,795	$1,949	$—	$177,168

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

THREE MONTHS ENDED MARCH 31, 2013

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$58,356	$4,287	$(2,041)	$(8,759)	$51,843
Investing activities:
Purchases of property and equipment	(13,072)	(341)	(4)	—	(13,417)
Sales and maturities of investments	2,020	—	—	—	2,020
Investment in subsidiary	(1,902)	—	—	1,902	—

Net cash used in investing activities	(12,954)	(341)	(4)	1,902	(11,397)
Financing activities:
Increase of restricted cash	—	—	(6)	—	(6)
Proceeds from notes payable, net of discount	624,244	—	—	—	624,244
Extinguishment of note payable	(592,500)	—	—	—	(592,500)
Debt issuance costs	(11,410)	—	—	—	(11,410)
Payments under notes payable obligations	(2,031)	—	—	—	(2,031)
Principal repayments on capital lease obligations	(976)	—	—	—	(976)
Proceeds from exercise of common stock options	6,256	—	—	—	6,256
Excess tax benefits from stock-based compensation	3,094	73	46	—	3,213
Repurchase of restricted stock awards	(6,392)	—	—	—	(6,392)
Repurchase of common stock	(24,445)	—	—	—	(24,445)
Distribution to parent	—	(8,574)	(185)	8,759	—
Investment by parent	—	—	1,902	(1,902)	—

Net cash (used in) provided by financing activities	(4,160)	(8,501)	1,757	6,857	(4,047)
Effect of foreign exchange rates on cash and cash equivalents	(17)	—	38	—	21

Net increase (decrease) in cash and cash equivalents	41,225	(4,555)	(250)	—	36,420
Cash and cash equivalents at beginning of period	330,849	5,372	4,034	—	340,255

Cash and cash equivalents at end of period	$372,074	$817	$3,784	$—	$376,675

20.    SUPPLEMENTAL GUARANTOR INFORMATION

The following schedules present condensed consolidating financial information of the Company as of December 31, 2011 and 2012 and for the years ended December 31, 2010, 2011, and 2012 for (a) Neustar, Inc., the parent company; (b) certain wholly-owned domestic subsidiaries (collectively, the Subsidiary Guarantors); and (c) certain wholly-owned domestic and foreign subsidiaries of the Company (collectively, the Non-Guarantor Subsidiaries). Investments in subsidiaries are accounted for using the equity method; accordingly, entries necessary to consolidate the parent company and all of the guarantor and non-guarantor subsidiaries are reflected in the eliminations column.Intercompany amounts that will not be settled between entities are treated as contributions or distributions for purposes of these consolidated financial statements. The guarantees, as outlined in Note 9, are full and unconditional and joint and several.

CONDENSED CONSOLIDATED BALANCE SHEET

DECEMBER 31, 2011

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

ASSETS
Current assets:
Cash and cash equivalents	$103,029	$17,136	$2,072	$—	$122,237
Restricted cash	9,198	843	210	—	10,251
Short-term investments	10,545	—	—	—	10,545
Accounts receivable, net	69,468	35,809	997	—	106,274
Unbilled receivables	1,227	4,323	1	—	5,551
Notes receivable	2,786	—	—	—	2,786
Prepaid expenses and other current assets	23,653	6,135	632	—	30,420
Deferred costs	7,446	413	315	—	8,174
Income taxes receivable	23,336	14,538	—	—	37,874
Deferred tax assets	3,372	4,596	—	(240)	7,728
Intercompany receivable	22,171	—	—	(22,171)	—

Total current assets	276,231	83,793	4,227	(22,411)	341,840

Long-term investments	2,506	—	—	—	2,506
Property and equipment, net	74,098	25,934	70	—	100,102
Goodwill	81,173	467,276	23,729	—	572,178
Intangible assets, net	21,013	317,755	—	—	338,768
Notes receivable, long-term	3,748	—	—	—	3,748
Deferred costs, long-term	594	107	—	—	701
Net investments in subsidiaries	752,473	—	—	(752,473)	—
Deferred tax assets, long-term	—	—	373	(373)	—
Other assets, long-term	22,324	393	50	—	22,767

Total assets	$1,234,160	$895,258	$28,449	$(775,257)	$1,382,610

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$4,442	$2,517	$426	$—	$7,385
Accrued expenses	66,695	10,922	1,717	—	79,334
Deferred revenue	28,943	10,612	1,525	—	41,080
Notes payable	4,856	—	—	—	4,856
Capital lease obligations	3,065	—	—	—	3,065
Accrued restructuring reserve	3,488	264	609	—	4,361
Deferred tax liabilities	—	—	240	(240)	—
Other liabilities	4,556	750	11	—	5,317
Intercompany payable	—	7,001	15,170	(22,171)	—

Total current liabilities	116,045	32,066	19,698	(22,411)	145,398

Deferred revenue, long-term	9,416	947	—	—	10,363
Notes payable, long-term	584,809	—	—	—	584,809
Capital lease obligations, long-term	1,918	—	—	—	1,918
Deferred tax liabilities, long-term	7,301	114,020	—	(373)	120,948
Other liabilities, long-term	11,644	4,896	—	—	16,540

Total liabilities	731,133	151,929	19,698	(22,784)	879,976
Total stockholders’ equity	503,027	743,329	8,751	(752,473)	502,634

Total liabilities and stockholders’ equity	$1,234,160	$895,258	$28,449	$(775,257)	$1,382,610

CONDENSED CONSOLIDATED BALANCE SHEET

DECEMBER 31, 2012

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

ASSETS
Current assets:
Cash and cash equivalents	$330,849	$5,372	$4,034	$—	$340,255
Restricted cash	1,481	845	217	—	2,543
Short-term investments	3,666	—	—	—	3,666
Accounts receivable, net	75,849	54,599	1,357	—	131,805
Unbilled receivables	1,221	5,030	121	—	6,372
Notes receivable	2,740	—	—	—	2,740
Prepaid expenses and other current assets	14,306	3,057	344	—	17,707
Deferred costs	6,989	296	94	—	7,379
Income taxes receivable	7,043	—	—	(447)	6,596
Deferred tax assets	3,278	4,020	—	(605)	6,693
Intercompany receivable	16,856	—	—	(16,856)	—

Total current assets	464,278	73,219	6,167	(17,908)	525,756

Property and equipment, net	92,183	26,303	27	—	118,513
Goodwill	80,911	467,538	23,729	—	572,178
Intangible assets, net	18,025	270,462	—	—	288,487
Notes receivable, long-term	1,008	—	—	—	1,008
Deferred costs, long-term	390	312	—	—	702
Net investments in subsidiaries	703,394	—	—	(703,394)	—
Deferred tax assets, long-term	—	—	710	(710)	—
Other assets, long-term	19,834	236	10	—	20,080

Total assets	$1,380,023	$838,070	$30,643	$(722,012)	$1,526,724

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$6,117	$2,819	$333	$—	$9,269
Accrued expenses	65,956	17,382	2,086	—	85,424
Income taxes payable	—	—	447	(447)	—
Deferred revenue	29,031	18,473	1,566	—	49,070
Notes payable	8,125	—	—	—	8,125
Capital lease obligations	1,686	—	—	—	1,686
Accrued restructuring reserve	247	—	125		372
Deferred tax liabilities	—	—	605	(605)	—
Other liabilities	2,041	1,432	11		3,484
Intercompany payable	—	115	16,741	(16,856)	—

Total current liabilities	113,203	40,221	21,914	(17,908)	157,430

Deferred revenue, long-term	9,234	688	—	—	9,922
Notes payable, long-term	576,688	—	—	—	576,688
Capital lease obligations, long-term	817	—	—	—	817
Deferred tax liabilities, long-term	17,448	97,392	—	(710)	114,130
Other liabilities, long-term	14,772	6,357	—	—	21,129

Total liabilities	732,162	144,658	21,914	(18,618)	880,116
Total stockholders’ equity	647,861	693,412	8,729	(703,394)	646,608

Total liabilities and stockholders’ equity	$1,380,023	$838,070	$30,643	$(722,012)	$1,526,724

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$445,431	$68,164	$7,477	$(206)	$520,866

Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	96,315	10,310	4,749	(92)	111,282
Sales and marketing	53,365	31,674	1,361	(37)	86,363
Research and development	6,884	5,842	1,131	(77)	13,780
General and administrative	62,747	2,276	473	—	65,496
Depreciation and amortization	25,556	5,594	1,711	—	32,861
Restructuring charges	5,336	25	—	—	5,361

	250,203	55,721	9,425	(206)	315,143

Income (loss) from operations	195,228	12,443	(1,948)	—	205,723
Other (expense) income:
Interest and other expense	(7,039)	(48)	92	—	(6,995)
Interest and other income	7,578	4	—	—	7,582

Income (loss) from continuing operations before income taxes and equity loss in consolidated subsidiaries	195,767	12,399	(1,856)	—	206,310
Provision for (benefit from) income taxes, continuing operations	78,746	4,127	(591)	—	82,282

Income (loss) from continuing operations before equity loss in consolidated subsidiaries	117,021	8,272	(1,265)	—	124,028
Equity loss in consolidated subsidiaries	(10,814)	(2,519)	—	13,333	—
Loss from discontinued operations, net of tax	—	—	(17,819)	—	(17,819)

Net income (loss)	$106,207	$5,753	$(19,084)	$13,333	$106,209

Comprehensive income (loss)	$106,575	$5,753	$(19,133)	$13,333	$106,528

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$510,669	$102,958	$10,039	$(3,211)	$620,455

Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	115,456	16,351	7,817	(1,632)	137,992
Sales and marketing	63,825	40,570	6,109	(649)	109,855
Research and development	9,636	6,085	2,659	(871)	17,509
General and administrative	90,216	4,273	1,887	(59)	96,317
Depreciation and amortization	28,598	16,994	617	—	46,209
Restructuring charges (recoveries)	3,374	248	(73)	—	3,549

	311,105	84,521	19,016	(3,211)	411,431

Income (loss) from operations	199,564	18,437	(8,977)	—	209,024
Other (expense) income:
Interest and other expense	(6,073)	(99)	(107)	—	(6,279)
Interest and other income	2,161	190	(385)	—	1,966

Income (loss) from continuing operations before income taxes and equity loss in consolidated subsidiaries	195,652	18,528	(9,469)	—	204,711
Provision for (benefit from) income taxes, continuing operations	78,777	4,186	(1,826)	—	81,137

Income (loss) from continuing operations before equity loss in consolidated subsidiaries	116,875	14,342	(7,643)	—	123,574
Equity loss in consolidated subsidiaries	(1,074)	(3,213)	—	4,287	—
Income (loss) from discontinued operations, net of tax	45,019	—	(7,770)	—	37,249

Net income (loss)	$160,820	$11,129	$(15,413)	$4,287	$160,823

Comprehensive income (loss)	$160,292	$11,129	$(15,499)	$4,287	$160,209

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$576,683	$246,640	$10,295	$(2,230)	$831,388

Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	147,921	31,374	8,241	(1,571)	185,965
Sales and marketing	72,708	86,739	4,593	(311)	163,729
Research and development	16,045	13,516	233	—	29,794
General and administrative	69,805	11,988	352	(348)	81,797
Depreciation and amortization	34,467	58,445	43	—	92,955
Restructuring charges (recoveries)	624	—	(135)	—	489

	341,570	202,062	13,327	(2,230)	554,729

Income (loss) from operations	235,113	44,578	(3,032)	—	276,659
Other (expense) income:
Interest and other expense	(34,308)	226	(73)	—	(34,155)
Interest and other income	666	54	(124)	—	596

Income (loss) before income taxes and equity income (loss) in consolidated subsidiaries	201,471	44,858	(3,229)	—	243,100
Provision for income taxes	69,701	15,695	1,617	—	87,013

Income (loss) before equity income (loss) in consolidated subsidiaries	131,770	29,163	(4,846)	—	156,087
Equity income (loss) in consolidated subsidiaries	24,317	(2,787)	—	(21,530)	—

Net income (loss)	$156,087	$26,376	$(4,846)	$(21,530)	$156,087

Comprehensive income (loss)	$156,869	$26,224	$(5,485)	$(21,530)	$156,078

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2010

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$153,972	$9,307	$(7,031)	$(11,471)	$144,777
Investing activities:
Purchases of property and equipment	(28,176)	(8,371)	(1,530)	—	(38,077)
Sales and maturities of investments	37,725	—	—	—	37,725
Purchases of investments	(50,762)	—	—	—	(50,762)
Businesses acquired, net of cash acquired	(21,658)	—	—	—	(21,658)

Net cash used in investing activities	(62,871)	(8,371)	(1,530)	—	(72,772)
Financing activities:
Increase in restricted cash	—	—	(44)	—	(44)
Principal repayments on notes payable	(987)	—	—	—	(987)
Principal repayments on capital lease obligations	(12,208)	—	—	—	(12,208)
Proceeds from exercise of common stock options	7,766	—	—	—	7,766
Excess tax benefits from stock-based compensation	1,615	—	(2)	—	1,613
Repurchase of restricted stock awards	(691)	—	—	—	(691)
Repurchase of common stock	(40,400)	—	—	—	(40,400)
Distribution to parent	—	—	(11,471)	11,471	—
Intercompany note	(20,021)	—	20,021	—	—

Net cash (used in) provided by financing activities	(64,926)	—	8,504	11,471	(44,951)
Effect of foreign exchange rates on cash and cash equivalents	(16)	—	(49)	—	(65)

Net increase (decrease) in cash and cash equivalents	26,159	936	(106)	—	26,989
Cash and cash equivalents at beginning of year	302,452	—	2,129	—	304,581

Cash and cash equivalents at end of year	$328,611	$936	$2,023	$—	$331,570

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2011

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$212,190	$32,789	$(13,226)	$(5,340)	$226,413
Investing activities:
Purchases of property and equipment, net	(33,986)	(12,763)	964	—	(45,785)
Sales and maturities of investments	116,128	—	—	—	116,128
Purchases of investments	(81,239)	—	—	—	(81,239)
Businesses acquired, net of cash acquired	(695,547)	—	—	—	(695,547)
Investment in subsidiary	(13,633)	—	—	13,633	—

Net cash (used in) provided by investing activities	(708,277)	(12,763)	964	13,633	(706,443)
Financing activities:
(Increase) decrease in restricted cash	(9,199)	—	347	—	(8,852)
Proceeds from note payable	591,000	—	—	—	591,000
Principal repayments on notes payable	(1,500)	—	—	—	(1,500)
Principal repayments on capital lease obligations	(7,171)	—	—	—	(7,171)
Debt issuance costs	(20,418)	—	—	—	(20,418)
Proceeds from exercise of common stock options	39,278	—	—	—	39,278
Excess tax benefits from stock-based compensation	4,536	(9)	14	—	4,541
Repurchase of restricted stock awards	(1,641)	—	—	—	(1,641)
Repurchase of common stock	(324,301)	—	—	—	(324,301)
Distribution to parent	—	(3,817)	(1,523)	5,340	—
Investment by parent	—	—	13,633	(13,633)	—

Net cash provided by financing activities	270,584	(3,826)	12,471	(8,293)	270,936
Effect of foreign exchange rates on cash and cash equivalents	(79)	—	(160)	—	(239)

Net (decrease) increase in cash and cash equivalents	(225,582)	16,200	49	—	(209,333)
Cash and cash equivalents at beginning of year	328,611	936	2,023	—	331,570

Cash and cash equivalents at end of year	$103,029	$17,136	$2,072	$—	$122,237

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2012

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$306,957	$95,202	$(2,637)	$(95,955)	$303,567
Investing activities:
Purchases of property and equipment	(41,574)	(11,520)	—	—	(53,094)
Sales and maturities of investments	10,316	—	—	—	10,316
Purchases of investments	(1,494)	—	—	—	(1,494)
Escrow recoveries from business acquired	706	—	—	—	706
Investment in subsidiary	(5,859)	—	—	5,859	—

Net cash used in investing activities	(37,905)	(11,520)	—	5,859	(43,566)
Financing activities:
Decrease (increase) in restricted cash	7,715	—	(7)	—	7,708
Principal repayments on notes payable	(6,000)	—	—	—	(6,000)
Principal repayments on capital lease obligations	(3,494)	—	—	—	(3,494)
Proceeds from exercise of common stock options	59,056	—	—	—	59,056
Excess tax benefits from stock-based compensation	8,994	1	46	—	9,041
Repurchase of restricted stock awards	(10,212)	—	—	—	(10,212)
Repurchase of common stock	(98,040)	—	—	—	(98,040)
Distribution to parent	—	(95,295)	(660)	95,955	—
Investment by parent	—	—	5,859	(5,859)	—

Net cash (used in) provided by financing activities	(41,981)	(95,294)	5,238	90,096	(41,941)
Effect of foreign exchange rates on cash and cash equivalents	749	(152)	(639)	—	(42)

Net increase (decrease) in cash and cash equivalents	227,820	(11,764)	1,962	—	218,018
Cash and cash equivalents at beginning of year	103,029	17,136	2,072	—	122,237

Cash and cash equivalents at end of year	$330,849	$5,372	$4,034	$—	$340,255